Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                            Englewood, Colorado 80111

                                   May 3, 1999

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:    FutureFunds Series Account of
               Great-West Life & Annuity Insurance Company
               Certification Pursuant to Rule 497(j) under the Securities Act of 1933
               File Nos. 2-89550 and 811-03972

Ladies and Gentlemen:

        In lieu of filing the form of prospectus and Statement of Additional Information for FutureFunds Series Account (the Fund) pursuant to paragraph (c ) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

        (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c ) of rule 497 does not differ from that contained in post-effective amendment no. 26 to the Fund's registration statement on Form N-4, the most recent amendment to the Fund's registration statement; and

        (2) the text of post-effective amendment no. 26 to the Fund's registration statement on Form N-4, the most recent amendment tot he Fund's registration statement has been filed with the
               Securities and Exchange Commission electronically via EDGAR transmission, on April 30, 1999.

        If you should have any questions regarding the foregoing, please contact the undersigned at (303) 689-4285.

FutureFunds Series Account of
Great-West Life & Annuity Insurance Company
(Registrant)

By:     /s/ Jeffrey A. Engelsman
        Jeffrey A. Engelsman
        Attorney,
        Great-West Life & Annuity Insurance Company